INVENTORY (Q1) (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of inventory [Abstract]
Raw materials	$ 43,633	$ 41,648	$ 10,148
Work-in-progress	310,648	271,571	299,464
Finished goods	11,523	12,438	85,993
Total	$ 365,804	$ 325,657	$ 395,605